Expected credit loss measurement - ECL selection of key macro-economic variables (Detail) - Baseline	6 Months Ended
Jun. 30, 2022
2021 | Real GDP growth (annual percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.50%
2021 | Real GDP growth (annual percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.10%
2021 | Real GDP growth (annual percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.10%
2021 | Unemployment rate (%, annual average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.40%
2021 | Unemployment rate (%, annual average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.70%
2021 | Unemployment rate (%, annual average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%
2021 | Real estate (annual percentage change, Q4) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	16.10%
2021 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.90%
2021 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.00%
2022 | Real GDP growth (annual percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.90%
2022 | Real GDP growth (annual percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.90%
2022 | Real GDP growth (annual percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.50%
2022 | Unemployment rate (%, annual average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.50%
2022 | Unemployment rate (%, annual average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.80%
2022 | Unemployment rate (%, annual average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.10%
2022 | Real estate (annual percentage change, Q4) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.00%
2022 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.00%
2022 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.00%
2023 | Real GDP growth (annual percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.40%
2023 | Real GDP growth (annual percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.20%
2023 | Real GDP growth (annual percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.50%
2023 | Unemployment rate (%, annual average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.20%
2023 | Unemployment rate (%, annual average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.80%
2023 | Unemployment rate (%, annual average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.90%
2023 | Real estate (annual percentage change, Q4) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.70%
2023 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.70%
2023 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.00%